Leases - Lease Cost (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Operating lease cost	$ 2,469	$ 2,565	$ 7,376	$ 4,261	$ 6,278	$ 3,185
Short-term lease cost	108	56	253	360	495	157
Variable lease cost	118	84	248	376	452	636
Total	$ 2,695	$ 2,705	$ 7,877	$ 4,997	$ 7,225	$ 3,978